Note 10 - Long-term Debt 1 (Details Textual)																				3 Months Ended	6 Months Ended		12 Months Ended	30 Months Ended
	Jun. 30, 2026 USD ($)	May 21, 2026 USD ($)	May 11, 2026 USD ($)	Feb. 26, 2026 USD ($)	Feb. 20, 2026 USD ($)	Jan. 30, 2026 USD ($)	Nov. 21, 2025 USD ($)	Nov. 14, 2025 USD ($)	Oct. 16, 2025 USD ($)	Oct. 15, 2025 USD ($)	Oct. 13, 2025 USD ($)	Oct. 10, 2025 USD ($)	Oct. 09, 2025 USD ($)	Aug. 26, 2025 USD ($)	Jul. 08, 2025 USD ($)	Jun. 17, 2025 USD ($)	May 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 17, 2022 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025	Jun. 30, 2026 USD ($)	Jun. 22, 2026 USD ($)	Feb. 13, 2026 USD ($)	Feb. 06, 2026 USD ($)	Sep. 05, 2025 USD ($)	Sep. 04, 2025 USD ($)	May 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Dec. 14, 2022 USD ($)	Nov. 11, 2022 USD ($)	Sep. 29, 2022 USD ($)	May 12, 2022 USD ($)	Jan. 26, 2022 USD ($)	Jun. 01, 2021 USD ($)	Mar. 29, 2021 USD ($)	Mar. 24, 2021 USD ($)	Mar. 19, 2021 USD ($)
Interest Expense, Debt																					$ 34,279,000	$ 40,611,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 2,000,000,000																				2,000,000,000			$ 2,000,000,000
Interest Costs Capitalized																					$ 1,992,000
Minimum [Member]
Term Loan, Value Maintenance Clauses	110.00%																				110.00%			110.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses	145.00%																				145.00%			145.00%
Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	$ 46,875,000																				$ 46,875,000			$ 46,875,000																$ 150,000,000
Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member] | Loans Payable [Member]
Debt Instrument, Periodic Payment, Total																								1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	21,428,600																				21,428,600			21,428,600
Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	87,634,600																				87,634,600			87,634,600															$ 147,000,000
Kemp Maritime Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	44,275,000																				44,275,000			44,275,000														$ 75,000,000
Debt Instrument, Periodic Payment, Total																					1,425,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	28,600,000																				28,600,000			28,600,000
Loan Agreement with 11 Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	875,500																				875,500			875,500													$ 158,105,000
Loan Agreement with 11 Companies, Tranche A and B [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	5,000,000																				5,000,000			5,000,000
Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																																				$ 85,000,000
Repayments of Debt						$ 19,000,000
Refinance Term Loans of 17 Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	171,619,000																				171,619,000			171,619,000											$ 500,000,000
Debt Instrument, Periodic Payment, Total																					20,523,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	89,523,800																				89,523,800			89,523,800
Refinance Term Loan for Reddick Shipping and Verandi Shipping [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	3,000,000																				3,000,000			3,000,000										$ 46,000,000
Debt Instrument, Periodic Payment, Total																					1,000,000
Refinance Term Loan for Quentin Shipping and Sander Shipping [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	24,343,800																				24,343,800			24,343,800									$ 85,000,000
Debt Instrument, Periodic Payment, Total																					1,296,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,000,000																				1,000,000			1,000,000
Refinance Term Loan for Ten Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	130,200,000																				130,200,000			130,200,000								$ 322,830,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	16,800,000																				16,800,000			16,800,000
Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	39,000,000																				39,000,000			39,000,000							$ 72,000,000
Debt Instrument, Periodic Payment, Total																					2,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	9,000,000																				9,000,000			9,000,000
Capetanissa Maritime Corporation and Berg Shipping Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	13,667,000																				13,667,000			13,667,000						$ 25,548,000
Debt Instrument, Periodic Payment, Total																					875,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	6,667,000																				6,667,000			6,667,000
Loans Agreements 4 NML Subsidiaries [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	18,750,000																				18,750,000			18,750,000
Debt Instrument, Periodic Payment, Total																					750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	12,000,000																				12,000,000			12,000,000
Loans Agreements, Two NML Subsidiaries [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	3,877,500																				3,877,500			3,877,500
Debt Instrument, Periodic Payment, Total																					247,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,650,000																				1,650,000			1,650,000
Repayments of Debt		$ 8,269,000	$ 6,630,000		$ 5,275,000
Loans Agreements, One NML Subsidiary [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	3,457,000																				3,457,000			3,457,000
Debt Instrument, Periodic Payment, Total																					247,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,477,000																				1,477,000			1,477,000
Loans Agreements, One NML Subsidiary 2 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	4,106,000																				4,106,000			4,106,000
Debt Instrument, Periodic Payment, Total																					234,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,000,000																				2,000,000			2,000,000
Loans Agreements, One NML Subsidiary 3 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	9,090,000																				9,090,000			9,090,000
Debt Instrument, Periodic Payment, Total																					351,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,580,000																				5,580,000			5,580,000
Loans Agreements, One NML Subsidiary 4 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	7,875,000																				7,875,000			7,875,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,275,000																				4,275,000			4,275,000
Loans Agreements, Three NML Subsidiaries [Member] | Loans Payable [Member]
Repayments of Debt														$ 10,282,000		$ 10,489,000
Loans Agreements, Two NML Subsidiaries 4 [Member] | Loans Payable [Member]
Repayments of Debt							$ 7,670,000										$ 7,610,000
N M L Loan 12 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	4,590,000																				4,590,000			4,590,000
Debt Instrument, Periodic Payment, Total																					220,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,950,000																				1,950,000			1,950,000
N M L Loan 13 [Member] | Loans Payable [Member]
Repayments of Debt															$ 4,820,000
Loans Agreements, One NML Subsidiary 7 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	3,125,000																				3,125,000			3,125,000
Debt Instrument, Periodic Payment, Total																					210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,025,000																				1,025,000			1,025,000
Loans Agreements, One NML Subsidiary 8 [Member] | Loans Payable [Member]
Repayments of Debt		$ 4,361,000
Loans Agreements, One NML Subsidiary 5 [Member] | Loans Payable [Member]
Repayments of Debt				$ 10,566,000
Loans Agreements, One NML Subsidiary 6 [Member] | Loans Payable [Member]
Repayments of Debt								$ 18,795,000
Loans Agreement with Sykes Maritime Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	21,537,500																	$ 23,500,000			21,537,500			21,537,500
Debt Instrument, Periodic Payment, Total																					392,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	15,650,000																				15,650,000			15,650,000
Number of Vessels																		1
Proceeds from Issuance of Long-Term Debt																		$ 23,500,000
N M L Loan 18 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	40,284,300																				40,284,300			40,284,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	19,431,000																				19,431,000			19,431,000
Repayments of Debt																				$ 34,983,000
Loan Agreements with Beardmore and Fairbank Maritime Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	58,125,000																				58,125,000			58,125,000					$ 120,000,000
Debt Instrument, Periodic Payment, Total																					937,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	41,250,000																				41,250,000			41,250,000
Number of Vessels																													2
Proceeds from Issuance of Long-Term Debt												$ 120,000,000
Loan Agreements with Barkley and Conley Shipping Cos. and Bertrand and Schofield Maritime Co's. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																												$ 245,000,000
Loan Agreements with Barkley Shipping Co. and Conley Shipping Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	126,750,000																				126,750,000			126,750,000
Debt Instrument, Periodic Payment, Total																					1,625,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	97,500,000																				97,500,000			97,500,000
Number of Vessels																												2
Proceeds from Issuance of Long-Term Debt													$ 130,000,000
Loan Agreements with Bertrand Maritime Co. and Schofield Maritime Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	108,084,000																				108,084,000			108,084,000
Debt Instrument, Periodic Payment, Total																					1,743,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	76,704,700																				76,704,700			76,704,700
Number of Vessels																												2
Proceeds from Issuance of Long-Term Debt										$ 111,571,000
N M L Loan 19 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	9,692,500																				9,692,500			9,692,500
Debt Instrument, Periodic Payment, Total																					368,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	3,800,000																				3,800,000			3,800,000
Glasserton, Lockton, Walston, Stewarton, Lenton, and Alton Shipping Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	38,399,000																				38,399,000			38,399,000			$ 209,310,000
N M L Loan 20 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	28,216,000																				28,216,000			28,216,000
Debt Instrument, Periodic Payment, Total																					742,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	14,860,000																				14,860,000			14,860,000
Financing of Two Container Vessels [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	19,712,500																				19,712,500			19,712,500		$ 20,750,000
Debt Instrument, Periodic Payment, Total																					1,037,500
Proceeds from Issuance of Debt					$ 20,750,000
NML Loan 21 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	27,315,800																				27,315,800			27,315,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	7,344,000																				7,344,000			7,344,000
Plange Shipping Co. and Six Other Companies Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	112,800,000																				112,800,000			112,800,000	$ 198,800,000
Debt Instrument, Periodic Payment, Total																					2,820,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	56,400,000																				56,400,000			56,400,000
Proceeds from Issuance of Debt	112,800,000
Refinance Loan with Schofield Maritime Co. and Eight Other Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	486,300,000																				486,300,000			486,300,000
Proceeds from Issuance of Debt																					0
Five Pre- and Post-delivery Financial Agreements [Member]
Debt Instrument, Face Amount	187,211,000																				187,211,000			187,211,000
Repayments of Long-Term Debt												$ 126,873,000
Interest Expense, Debt																					4,097,000	6,990,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Face Amount	0																				0			0
Repayments of Long-Term Debt									$ 110,837,000		$ 112,625,000								$ 77,435,000
Interest Expense, Debt																					0	$ 4,225,000
Four Pre- and Post-delivery Financial Agreements [Member]
Construction in Progress, Gross	28,419,000																				28,419,000			28,419,000
Six Pre- and Post-delivery Financial Agreements [Member]
Debt Instrument, Face Amount	33,021,000																				33,021,000			33,021,000
Construction in Progress, Gross	131,757,000																				131,757,000			131,757,000
Six Pre- and Post-delivery Financial Agreements 2 [Member]
Debt Instrument, Face Amount	33,010,000																				33,010,000			33,010,000
Construction in Progress, Gross	$ 131,724,000																				$ 131,724,000			$ 131,724,000
Term Loan and Other Financing Arrangements [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	4.70%																				4.70%		4.80%	4.70%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																					3.14%		2.99%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																					5.80%		5.88%
Other Financing Arrangements [Member] | Minimum [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	3.21%																				3.21%			3.21%
Other Financing Arrangements [Member] | Maximum [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	3.50%																				3.50%			3.50%
Other Financing Arrangements [Member] | Weighted Average [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	3.35%																				3.35%			3.35%